Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN: 13-2578432
Plan number: 005
BALCHEM CORPORATION
401(k) PLAN
Supplemental Information
December 31, 2025
Schedule H, Line 4(i) - Schedule of Assets
Held at End of Year

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investments including maturity date, rate of interest, collateral, par or maturity value	(d) Cost (2)	(e) Current value
(1)	Empower Annuity Insurance Company	Guaranteed Income Fund		$21,021,495
(1)	Balchem Corporation	Balchem Corporation Common Stock		36,922,435
	Fidelity Investments	Fidelity Total Market Index Fund		17,844,258
	American Century Investments	American Century Growth Fund R6 Class		9,416,577
	Victory Capital	Victory Pioneer Bond Fund R6		9,024,342
	American Funds	American Funds American Balanced Fund Class R-6		8,515,861
	Columbia Threadneedle	Columbia Dividend Income Fund Institutional 3 Class		8,237,633
	Fidelity Investments	Fidelity U.S. Bond Index Fund		7,332,940
	American Funds	American Funds EUPAC Fund Class R-6		7,044,565
	Fidelity Investments	Fidelity Total International Index Fund		6,329,114
	Fidelity Investments	Fidelity Small Cap Index Fund		6,164,417
	Fidelity Investments	Fidelity Mid Cap Index Fund		4,613,730
	Carillon Family of Funds	Carillon Eagle Mid Cap Growth Fund Class R6		3,665,552
(1)	Participant Loans	Interest rates range from 4.50% to 10.50%	—	1,765,150
		Total		$147,898,069

(1) Parties-in-interest
(2) All investments held are participant directed.